Funds from securities issued (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net Financial Activity In The Issuance Of Securities [Abstract]
Opening balance on December 31	R$ 135,174,090	R$ 151,101,938
Issuance	85,963,195	62,237,380	R$ 47,253,373
Interest	9,054,699	13,262,613	17,124,502
Settlement and interest payments	(82,973,990)	(91,324,496)
Exchange variation and others	811,024	(103,345)
Closing balance on December 31	R$ 148,029,018	R$ 135,174,090	R$ 151,101,938